Share-Based Compensation - Schedule of Restricted Share Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding beginning balance | shares	7,694,425
Weighted Average Grant-Date Fair Value, beginning balance | $ / shares	$ 5.21
Outstanding,Granted | shares	693,764
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 9.62
Outstanding, Cancelled/forfeited | shares	(718,917)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited | $ / shares	$ 6.76
Outstanding, Shares delivered | shares	(4,051,432)
Weighted Average Grant-Date Fair Value, Shares delivered | $ / shares	$ 4.57
Outstanding ending balance | shares	3,617,840
Weighted Average Grant-Date Fair Value,ending balance | $ / shares	$ 6.45
Restricted Share Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding beginning balance | shares	5,678,012
Weighted Average Grant-Date Fair Value, beginning balance | $ / shares	$ 3.19
Outstanding,Granted | shares	2,401,884
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 9.61
Outstanding, Cancelled/forfeited | shares	(10,000)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited | $ / shares	$ 9.62
Outstanding, Vested | shares	(8,069,896)
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 5.09
Outstanding ending balance | shares
Weighted Average Grant-Date Fair Value,ending balance | $ / shares